Assets and Liabilities of Consolidated VIEs (Detail) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Finance subsidiaries-receivables, net	¥ 3,479,981		¥ 3,461,493
Total assets	11,570,874		11,629,115		11,818,917
Total liabilities	6,987,962		7,172,685
Primary beneficiary
Finance subsidiaries-receivables, net	500,208		351,386
Restricted cash	7,931	[1]	5,653	[1]
Other assets	1,688		1,232
Total assets	509,827		358,271
Secured debt	495,695	[2]	348,684	[2]
Other liabilities	532		257
Total liabilities	¥ 496,227		¥ 348,941

[1]	Restricted cash as collateral for the payment of the related secured debt obligation was included in investment and advances-other on the consolidated balance sheet.
[2]	Secured debt was included in short-term and long-term debt on the consolidated balance sheet.